1316034

FORM D

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	April 30, 2008
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC MAIL RECEIVED NOV 30 2005 WASH, D.C. 203 SECTION

05073181

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Costa Reit Mid-South LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☒ Amendment

PROCESSED DEC 01 2005

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Costa Reit Mid-South LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
12 East Eager Street, Baltimore, Maryland 21202	**(410) 727-6444**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Land acquisition, real estate speculation, commercial and residential development and financing in Central America.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): **limited liability company**
☐ business trust ☐ limited partnership, to be formed

Actual of Estimated Date of Incorporation or Organization: Month **08** Year **2004** ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **MD**

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested,. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

Check box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Torino, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
520 East Avenue, Madison, Georgia 30650

Check box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Rosen, Dr. Laurence

Business or Residence Address (Number and Street, City, State, Zip Code)
411 Hillyer High Road, Anniston, Alabama 36201

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE

2. What is the minimum investment that will be accepted from any individual? **$50,000.00**

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **N/A**

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)
N/A

Name of Associated Broker or Dealer
N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)
N/A

Name of Associated Broker or Dealer
N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]

Rule 504	N/A	N/A
Total		

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	0
Printing and Engraving Costs	[X]	**$1,000.00**
Legal Fees	[X]	**$10,000.00**
Accounting Fees	[ ]	0
Engineering Fees	[ ]	0
Sales Commissions (specify finders' fees separately)	[ ]	0
Other Expenses (identify)	[ ]	0
Total	[X]	**$11,000.00**

Note: No "Finders Fees" or "Sales Commissions" have been or will be paid.

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." **$714,000.00**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates		Payments To Others	
Salaries and fees	[ ]$	0	[ ]$	0
Purchase of real estate	[ ]$	0	[ ]$	0
Purchase, rental or leasing and installation of machinery and equipment	[ ]$	0	[ ]$	0
Construction or leasing of plant buildings and facilities	[ ]$	0	[ ]$	0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]$	0	[ ]$	0
Repayment of indebtedness	[ ]$	0	[ ]$	0
Working capital	[ ]$	0	[ ]$	0
Other (specify): **Investment in property-owning companies**	[ ]$	0	[X]	$714,000.00
in Central America.	[ ]$	0	[ ]$	0
Column Totals	[ ]$	0	[ ]$	0
Total Payments Listed (column totals added)		[X]	$714,000.00	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intent to sell to non-accredited investors in State (Part B – Item 1)		3 Type of security and aggregate offering price offered in State (Part C – Item 1)	4 Type of investor and amount purchased in State (Part C – Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									

1	2 Intent to sell to non-accredited investors in State (Part B – Item 1)		3 Type of security and aggregate offering price offered in State (Part C – Item 1)	4 Type of investor and amount purchased in State (Part C – Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MA									
MI									
MN									
MS		X	**Limited liability company interests**	**5**	**$725,000.00**	**0**	**0**		**X**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									

1	2		3	4				5	
	Intent to sell to non-accredited investors in State (Part B – Item 1)		Type of security and aggregate offering price offered in State (Part C – Item 1)	Type of investor and amount purchased in State (Part C – Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
VT									
VA									
WA									
WV									
WI									
WY									
PR									